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[LETTERHEAD OF SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP]

                                                                                                 October 9, 2009

H.R. Hallock, Jr.
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

      Re:
      RMR Asia Pacific Real Estate Fund

Dear Mr. Hallock:

        We received your oral comments on October 2, 2009 to the preliminary proxy statement of RMR Asia Pacific Real Estate Fund (the "Trust") filed on September 22, 2009 (the "Proxy Statement").

        The Trust has considered your comments and has authorized us to make on its behalf the responses and amendments to the Proxy Statement discussed below. These changes have been reflected in the Definitive Proxy Statement, which accompanies this letter and is marked to show the changes made in response to your comments, as well as other changes made to the Proxy Statement since the initial filing. All changes were conformed throughout the Proxy Statement, where applicable.

        For ease of reference, we have included your comments below followed by our responses. The captions and page numbers we use below generally correspond to those the Trust uses in its Proxy Statement.

Comments

Comment 1:    Please confirm that the transaction whereby AIMS Securities Holdings Pty Ltd ("AIMS Securities"), a member of the AIMS Financial Group ("AIMS Financial," and together with AIMS Securities, "AIMS"), acquired more than 25% of MacarthurCook Limited's ("MCK") outstanding shares thereby causing MCK (and, indirectly, MacarthurCook Investment Managers Limited ("MCIM")) to undergo a change in control (the "Tender Offer"), did not involve any of the members of the Trust's Board of Trustees (the "Board").

    Response:    No members of the Board participated in the Tender Offer by selling shares of MCK to AIMS or otherwise.

Comment 2:    Please name the Chief Executive Officer of MCIM.

    Response:    We made the requested changes.

Comment 3:    Please explain Mr. George Wang's role as a controlling person at AIMS Securities and AIMS Financial.

    Response:    AIMS Financial is an Australian group of companies that Mr. Wang founded and which Mr. Wang controls as sole principal. AIMS Securities is a company within AIMS Financial and was formed as a special purpose entity to act as the bidder in the Tender Offer. Mr. Wang's day-to-day function is as the Chairman and Chief Executive Officer of AIMS entities within AIMS Financial and he performs the traditional day-to-day role of a Chairman and Chief Executive Officer. See Response to Comment 8 for further information with respect to AIMS's corporate structure.

Comment 4:    In the third paragraph of the section entitled "Board Considerations—The Nature, Extent and Quality of Services Provided by MCIM" please include information as to who supervises Mr. Roberto Versace in his role as portfolio manager of the Trust.

    Response:    Mr. Mark Thorpe-Apps, the Chief Investment Officer of MCIM, will supervise Mr. Versace in his role as portfolio manager of the Trust. We have clarified this point in the Proxy Statement.

Comment 5:    Please expand upon the role Mr. Simon Grant played at MCIM and whether he played a significant role as a portfolio manager of the Trust.

    Response:    Mr. Grant was previously the Chief Executive Officer—Australia and America of MCIM and was not involved in the portfolio management of the Trust. The Trust notes that subsequent to the filing of the preliminary Proxy Statement, Mr. Grant resigned from MCK, effective September 30, 2009.

Comment 6:    Please explain whether the Trust expects to become listed on the Asia Pacific Exchange Limited (APX). Please also explain whether there is any broker-dealer activity on the APX of the investments owned by the Trust. If there is broker-dealer activity on the APX of such investments, please disclose any potential conflict of interest such activity causes.

    Response:    The Trust does not expect to become listed on the APX and none of the Trust's current portfolio holdings are listed on the APX. Even if the Trust were to own securities traded on the APX, there would not be a conflict of interest resulting from such activity because buying and selling securities on the APX does not result in the Trust or persons acting as brokers for the Trust paying compensation to the APX in connection with such purchases or sales.

Comment 7:    Please explain why the Proxy Statement includes disclosure stating that AIMS Financial wholly owns the APX.

    Response:    The Proxy Statement includes disclosure that AIMS Financial wholly owns the APX to inform shareholders of the nature of AIMS Financial's business activities.

Comment 8:    Please provide additional information as to the legal characteristics of AIMS Financial (i.e., whether it is a corporation or other formal type of organization) and to the composition of its membership. Please explain whether Mr. George Wang has control over AIMS Financial. Please also expand upon the relationship between AIMS Securities and AIMS Financial.

    Response:    AIMS Financial is not itself a legal entity; AIMS Financial is a group of Australian companies founded and controlled by Mr. Wang as sole principal.

    Mr. Wang owns all of the outstanding shares of AIMS Financial Group Pty Ltd ("AIMS Group") and AIMS Capital Holdings Pty Ltd ("AIMS Capital"). Each of AIMS Group and AIMS Capital is an Australian Property Company. AIMS conducts its existing businesses through wholly owned subsidiaries of AIMS Group. AIMS Capital functions as a holding company to undertake principal investments on behalf of AIMS Financial. AIMS Securities is an indirect wholly owned subsidiary of AIMS Capital and, as disclosed in the Proxy Statement, AIMS Securities owns approximately 92% of MCK's outstanding shares. AIMS Group and AIMS Securities are thus under the common control of Mr. Wang. Mr. Wang is the Chairman and Chief Executive Officer of each AIMS entity and there are no other directors of such AIMS entities.

Comment 9:    Please add disclosure that Financial & Investment Management Group, Ltd. ("FIM") is a 5% owner of the Trust, as disclosed in a recent Form 13G filing.

    Response:    We made the requested change. The Trust notes that it first became aware of FIM's status as a 5% owner upon FIM's Form 13G filing, which occurred after the Trust filed the Proxy Statement.

Comment 10:    Please advise whether MCIM anticipates relying on section 15(f) of the Investment Company Act of 1940 (the "1940 Act") with respect to the change in control of MCK (and, indirectly, MCIM) and the assignment of MCIM's investment advisory contract with the Trust.

    Response:    MCIM does not anticipate relying on section 15(f) of the 1940 Act with respect to the change in control of MCK (and, indirectly MCIM) and the assignment of MCIM's investment advisory contract with the Trust. Section 15(f) was designed as a safe harbor provision for investment advisors of registered investment companies to permit such advisers to sell their investment advisory business. Not relying on section 15(f) does not cause the Trust to violate the 1940 Act in any way. Furthermore, the Trust does not believe that it should be required to change the composition of its Board or change its methods of operations in any way as the result of an unsolicited takeover of a publicly traded third- party sub-advisor. In this context, we note that an investment advisor need not rely on section 15(f) to effectuate its sale if it complies with all of its fiduciary duties. MCIM does not need to rely on the safe harbor provided by section 15(f) because it is a third party advisor to the Trust and the Tender Offer causing the assignment was conducted on an arms' length basis and did not involve any conflicts of interest. Additionally, the members of the Board and MCIM's board of directors do not overlap. As such, none of the Board members have a relationship with MCIM which creates a conflict of interest. In light of the foregoing there is minimal risk that would cause MCIM to need to rely on section 15(f).

"Tandy" Representation

        With respect to the Proxy Statement, the Trust hereby acknowledges the following:

        The disclosure in the filing is the responsibility of the Trust. The Trust acknowledges that staff comments or changes in response to staff comments in the proposed disclosure in the Proxy Statement may not be asserted as a defense in any proceeding which may be brought by any person with respect to this matter. The Trust also represents to the Securities and Exchange Commission (the "Commission") that should the Commission or the staff acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing and the Trust represents that it will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        The Trust further acknowledges, that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosures in the filing.

* * * *

        Should you have any questions or require additional information with respect to the foregoing, please contact me at (212) 735-3406, Kenneth Burdon at (617) 573-4836 or Eric Requenez at (212) 735-3742.

Sincerely,
/s/ Michael K. Hoffman, Esq. Michael K. Hoffman, Esq.

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"Tandy" Representation